CASH GENERATED FROM OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Profit before taxation	$ 1,672	$ 63	$ 472
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(15)	9	6
Amortisation of tangible and right of use assets (Note 4)	751	657	636
Amortisation of intangible assets (Note 4)	1	1	1
Finance costs and unwinding of obligations (Note 6)	167	157	149
Environmental, rehabilitation, silicosis and other provisions	(57)	(75)	(85)
(Reversal of impairment)/net impairment and derecognition of assets	(47)	234	319
Profit on sale of assets	(14)	(14)	(8)
Other expenses (non cash portion)	33	71	9
Interest income	(160)	(127)	(81)
Share of associates and joint ventures’ profit	(155)	(207)	(161)
Other non-cash movements	116	27	25
Other exchange losses	25	168	102
Movements in working capital	(254)	(93)	(140)
Cash generated from operations	2,063	871	1,244
Increase in inventories	(78)	(58)	(54)
Increase in trade, other receivables and other assets	(182)	(117)	(152)
Increase in trade, other payables and provisions	6	82	66
Movements in working capital	$ (254)	$ (93)	$ (140)